Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes Integrated [Text Block]	We integrate cybersecurity risk management into our overall organizational strategy
Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Board of Directors Oversight [Text Block]	Our Board of Directors oversees risk management, including cybersecurity
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	Our cybersecurity measures may not be effective against all threats, and new vulnerabilities may emerge that we are unaware of.
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false